Pacer Industrials and Logistics ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Auto Parts & Equipment - 1.3%
Toyota Industries Corp.	210	$12,649

Commercial Services - 2.0%
China Merchants Port Holdings Co Ltd.	2,572	4,148
COSCO SHIPPING Ports Ltd.	2,136	1,595
FTI Consulting, Inc. (a)	22	3,598
GXO Logistics, Inc. (a)	76	3,648
Hutchison Port Holdings Trust	5,614	1,319
ICF International, Inc.	12	1,132
International Container Terminal Services, Inc.	1,314	4,629
		20,069
Computers - 0.4%
AutoStore Holdings Ltd. (a)	2,210	4,078

Electronics - 0.8%
Celestica, Inc. (a)	68	716
Flex Ltd. (a)	300	5,040
Sanmina Corp. (a)	40	1,842
		7,598
Machinery-Diversified - 4.2%
ATS Automation Tooling Systems, Inc. (a)	60	1,899
Cognex Corp.	112	5,710
Daifuku Co. Ltd.	82	5,178
Kardex Holding AG	4	798
KION Group AG	84	3,798
Rockwell Automation, Inc.	74	18,891
Yaskawa Electric Corp.	172	5,952
		42,226
Metal Fabricate/Hardware - 0.1%
Xometry, Inc. (a) - Class A	28	1,064

Software - 13.3%
Aspen Technology, Inc. (a)	42	8,571
SAP SE	762	70,456
ServiceNow, Inc. (a)	124	55,386
		134,413
Storage/Warehousing - 0.2%
The Sumitomo Warehouse Co Ltd	52	815
Westshore Terminals Investment Corp.	40	1,059
		1,874
Transportation - 75.5% (e )
Air Transport Services Group, Inc. (a)	48	1,504
AP Moller - Maersk A/S - Class B	6	16,262
ArcBest Corp.	16	1,418
Atlas Air Worldwide Holdings, Inc. (a)	18	1,363
Atlas Corp.	160	1,869
bpost SA	128	797
Canadian National Railway Co.	428	54,189
Canadian Pacific Railway Ltd.	600	47,280
Cargojet, Inc. - Class B	12	1,390
Cargotec Oyj	36	1,264
CH Robinson Worldwide, Inc.	82	9,077
Cia de Distribucion Integral Logista Holdings SA	86	1,766
Clarkson Plc	20	836
COSCO SHIPPING Holdings Co Ltd.	2,162	3,233
Costamare, Inc.	80	938
CryoPort, Inc. (a)	32	1,190
CSX Corp.	1,348	43,581
D/S Norden A/S	24	1,040
Danaos Corp.	14	1,024
Deutsche Post AG	798	31,652
Dfds A/S	38	1,352
DSV A/S	150	25,062
Expeditors International of Washington, Inc.	108	11,475
FedEx Corp.	168	39,159
Forward Air Corp.	18	1,889
Full Truck Alliance Co Ltd. (a) - ADR	642	5,451
Golden Ocean Group Ltd.	130	1,420
Hapag-Lloyd AG	110	37,574
Heartland Express, Inc.	50	794
Hitachi Transport System Ltd.	54	3,495
Hub Group, Inc. (a) - Class A	22	1,681
JB Hunt Trasport Services, Inc.	68	12,462
JD Logistics, Inc. (a)	4,082	8,299
Kamigumi Co Ltd.	82	1,657
Kawasaki Kisen Kaisha Ltd.	60	4,386
Kerry Logistics Network Ltd.	1,164	2,340
Kintetsu World Express, Inc.	46	1,435
Kirby Corp. (a)	38	2,411
Knight-Swift Transportation Holdings, Inc.	106	5,825
Kuehne + Nagel International AG	78	20,900
Landstar System, Inc.	24	3,758
Mainfreight Ltd.	64	3,090
Marten Transport Ltd.	52	1,121
Maruwa Unyu Kikan Co Ltd.	84	957
Matson, Inc.	26	2,383
Mitsubishi Logistics Corp.	56	1,490
Mitsui OSK Lines Ltd.	234	6,364
MPC Container Ships ASA	286	693
NIPPON EXPRESS HOLDINGS, Inc.	58	3,428
Nippon Yusen KK	110	8,560
Norfolk Southern Corp.	154	38,680
Old Dominion Freight Line, Inc.	74	22,460
Orient Overseas International Ltd.	426	14,815
Pacific Basin Shipping Ltd.	3,386	1,613
Royal Mail PLC	616	2,120
Ryder System, Inc.	32	2,506
Saia, Inc. (a)	18	4,281
Sankyu, Inc.	40	1,317
Schneider National, Inc. - Class B	62	1,570
Seino Holdings Co Ltd.	134	1,103
Senko Group Holdings Co Ltd.	102	701
SFL Corp Ltd.	90	897
SG Holdings Co. Ltd.	412	7,793
SITC International Holdings Co Ltd.	1,730	5,873
Star Bulk Carriers Corp.	66	1,718
TFI International, Inc.	60	5,989
Union Pacific Corp.	390	88,647
United Parcel Service, Inc. - Class B	461	89,844
Wallenius Wilhelmsen ASA	272	1,818
Werner Enterprises, Inc.	42	1,846
XPO Logistics, Inc. (a)	74	4,421
Yamato Holdings Co. Ltd.	250	4,342
ZIM Integrated Shipping Services Ltd.	78	3,886
ZTO Express Cayman, Inc.	418	10,724
		761,548
TOTAL COMMON STOCKS (Cost $969,512)		985,519

EXCHANGE TRADED FUNDS - 2.3%
iShares MSCI Brazil ETF	190	5,514
iShares MSCI Indonesia ETF	102	2,357
iShares MSCI South Korea ETF	228	13,806
iShares MSCI Thailand ETF	20	1,372
TOTAL EXCHANGE TRADED FUNDS (Cost $25,149)		23,049

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 1.600% (c)	$1,002	$1,002
TOTAL SHORT-TERM INVESTMENTS (Cost $1,002)		1,002

Total Investments (Cost $995,663) - 100.0%		1,009,570
Liabilities in Excess of Other Assets - 0.0% (d)		(252)
TOTAL NET ASSETS - 100.0%		$1,009,318

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $49,951 or 4.9% of net assets.

(c)	The rate shown is as of July 31, 2022.
(d)	Less than 0.05%.
(e)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 985,519	$ -	$ -	$ -	$ 985,519
Exchange Traded Funds	23,049	-	-	-	23,049
Short-Term Investments	1,002	-	-	-	1,002
Total Investments in Securities	$ 1,009,570	$ -	$ -	$ -	$ 1,009,570
^ See the Schedules of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.